Business Combinations - Acquisition of Florida Bank of Commerce - Additional Information (Detail) $ in Thousands	May 09, 2016 USD ($) Members	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Business acquisition, assets		$ 300,045
Deposits acquired in acquisition		225,927
Loans acquired in acquisition		$ 179,408
Florida Bank of Commerce [Member]
Business Acquisition [Line Items]
Business acquisition, assets	$ 315,000
Deposits acquired in acquisition	279,000
Loans acquired in acquisition	$ 232,000
Business acquisition ownership percentage	34.60%
Business combination share exchange ratio	88.00%
Percentage of decrease in stock price upon merger announcement	20.00%
Stock price percentage on KBW Nasdaq Bank Index	20.00%
Number of board members | Members	15